Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings/ (Loss) Per Share
Earnings/ (Loss) Per Share

19.Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income	(7,179,742)	7,768,670	31,538,062	4,572,589
Net (loss)/income attributable to ordinary shareholders – basic	(7,179,742)	7,768,670	31,538,062	4,572,589
Dilution effect arising from convertible bonds	—	—	51,655	7,489
Net (loss)/income attributable to ordinary shareholders – diluted	(7,179,742)	7,768,670	31,589,717	4,580,078

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	4,768,343	5,012,651	5,057,540	5,057,540
Adjustments for dilutive RSUs and share options	—	701,113	640,545	640,545
Conversion of convertible bonds to Class A ordinary shares	—	—	63,206	63,206
Weighted-average number of ordinary shares outstanding – diluted	4,768,343	5,713,764	5,761,291	5,761,291

(Loss)/earnings per share – basic	(1.51)	1.55	6.24	0.90
(Loss)/earnings per share –diluted	(1.51)	1.36	5.48	0.79

During the years ended December 31, 2020, 2021 and 2022, the Company issued 12,050,000, 40,000,000 and 220,805,720 ordinary shares to its share depositary bank, respectively. No consideration was received by the Company for the issuance. As of December 31, 2022, 271,049,824 out of the total 273,455,720 ordinary shares were used to settle share-based compensation. The remaining 2,405,896 ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings/(loss) per share.

The Group did not include certain share options, restricted shares and the effect of convertible bonds in the computation of diluted loss per share for the year ended December 31, 2020 because those share options, restricted shares and convertible bonds were anti-dilutive. The Group did not include the effect of convertible bonds in the computation of diluted earnings per share for the year ended December 31, 2021 because those convertible bonds were anti-dilutive.